FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 02, 2021
Fair Value Disclosures [Abstract]
Assets and liabilities carried at fair value, measured on a recurring basis
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 2, 2021:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments	$33.6	$27.4	$6.2	$–
Derivative assets	5.2	.1	5.1	–
Bank drafts	12.8	12.8	–	–
Liabilities
Cross-currency swap	$36.7	$–	$36.7	$–
Derivative liabilities	9.5	.3	9.2	–
The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2019:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments	$30.6	$26.0	$4.6	$–
Derivative assets	5.2	–	5.2	–
Bank drafts	21.3	21.3	–	–
Liabilities
Derivative liabilities	$6.0	$.4	$5.6	$–